Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments
Restricted cash	$ 2,821	$ 2,909
Due from related parties	12,664	9,128
Book Value
Financial Instruments
Cash and cash equivalents	55,628	51,362
Restricted cash	3,251	2,909
Accounts receivable, net	3,741	4,176
Due from related parties	12,664	9,128
Notes receivable from ZIM	33,899	23,538
Accounts payable	13,982	15,144
Accrued liabilities	32,894	36,117
Long-term debt, including current portion	3,222,548	3,002,247
Vendor financing, including current portion	179,142	65,145
Fair Value
Financial Instruments
Cash and cash equivalents	55,628	51,362
Restricted cash	3,251	2,909
Accounts receivable, net	3,741	4,176
Due from related parties	12,664	9,128
Notes receivable from ZIM	34,071	23,847
Accounts payable	13,982	15,144
Accrued liabilities	32,894	36,117
Long-term debt, including current portion	3,223,337	3,002,247
Vendor financing, including current portion	$ 179,500	$ 65,034